Listing Expenses - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Aug. 24, 2016
Disclosure of detailed information about business combination [line items]
Par value per share		$ 0.001
Listing charge	$ 27,607
Other transaction expenses	8,600
CA Healthcare Acquisition Corp [member]
Disclosure of detailed information about business combination [line items]
Fair value of issued shares	$ 52,492
Par value per share	$ 9.89
Identifiable net assets	$ 24,900